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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon

235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 1, 2018 - October 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Institution Account(s): Advisory Research Global Dividend Fund

N-PX Vote Summary Report

Reporting Period: 07/01/2018 to 10/30/2018

Issuer Name	Ticker	Meeting Date	Country	Primary Security ID	Meeting Type	Record Date	Shares Voted	Proposal Text	Proponent	Votable Proposal	Mgmt Rec	Voting Policy Rec	Vote Instruction	Vote Against Mgmt
The TJX Cos., Inc.	TJX	10/22/2018	USA	872540109	Special	09/27/2018	3,326	Increase Authorized Common Stock	Mgmt	Yes	For	For	For	No

Institution Account(s): ADVISORY RESEARCH SMALL COMPANY OPPORTUNITIES FUND

N-PX Vote Summary Report

Reporting Period: 07/01/2018 to 10/30/2018

Issuer Name	Ticker	Meeting Date	Country	Primary Security ID	Meeting Type	Record Date	Shares Voted	Proposal Text	Proponent	Votable Proposal	Mgmt Rec	Voting Policy Rec	Vote Instruction	Vote Against Mgmt
Armstrong World Industries, Inc.	AWI	07/12/2018	USA	04247X102	Annual	04/20/2018	3,338	Elect Director Stan A. Askren	Mgmt	Yes	For	For	For	No
Armstrong World Industries, Inc.	AWI	07/12/2018	USA	04247X102	Annual	04/20/2018	3,338	Elect Director Victor D. Grizzle	Mgmt	Yes	For	For	For	No
Armstrong World Industries, Inc.	AWI	07/12/2018	USA	04247X102	Annual	04/20/2018	3,338	Elect Director Tao Huang	Mgmt	Yes	For	For	For	No
Armstrong World Industries, Inc.	AWI	07/12/2018	USA	04247X102	Annual	04/20/2018	3,338	Elect Director Larry S. McWilliams	Mgmt	Yes	For	For	For	No
Armstrong World Industries, Inc.	AWI	07/12/2018	USA	04247X102	Annual	04/20/2018	3,338	Elect Director James C. Melville	Mgmt	Yes	For	For	For	No
Armstrong World Industries, Inc.	AWI	07/12/2018	USA	04247X102	Annual	04/20/2018	3,338	Elect Director John J. Roberts	Mgmt	Yes	For	For	For	No
Armstrong World Industries, Inc.	AWI	07/12/2018	USA	04247X102	Annual	04/20/2018	3,338	Elect Director Gregory P. Spivy	Mgmt	Yes	For	For	For	No
Armstrong World Industries, Inc.	AWI	07/12/2018	USA	04247X102	Annual	04/20/2018	3,338	Elect Director Roy W. Templin	Mgmt	Yes	For	For	For	No
Armstrong World Industries, Inc.	AWI	07/12/2018	USA	04247X102	Annual	04/20/2018	3,338	Elect Director Cherryl T. Thomas	Mgmt	Yes	For	For	For	No
Armstrong World Industries, Inc.	AWI	07/12/2018	USA	04247X102	Annual	04/20/2018	3,338	Ratify KPMG LLP as Auditors	Mgmt	Yes	For	For	For	No
Armstrong World Industries, Inc.	AWI	07/12/2018	USA	04247X102	Annual	04/20/2018	3,338	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	Yes	For	For	For	No
RSP Permian, Inc.	RSPP	07/17/2018	USA	74978Q105	Special	06/01/2018	3,675	Approve Merger Agreement	Mgmt	Yes	For	For	For	No
RSP Permian, Inc.	RSPP	07/17/2018	USA	74978Q105	Special	06/01/2018	3,675	Advisory Vote on Golden Parachutes	Mgmt	Yes	For	For	For	No
Casey’s General Stores, Inc.	CASY	09/05/2018	USA	147528103	Annual	07/17/2018	2,475	Elect Director Terry W. Handley	Mgmt	Yes	For	For	For	No
Casey’s General Stores, Inc.	CASY	09/05/2018	USA	147528103	Annual	07/17/2018	2,475	Elect Director Donald E. Frieson	Mgmt	Yes	For	For	For	No
Casey’s General Stores, Inc.	CASY	09/05/2018	USA	147528103	Annual	07/17/2018	2,475	Elect Director Cara K. Heiden	Mgmt	Yes	For	For	For	No
Casey’s General Stores, Inc.	CASY	09/05/2018	USA	147528103	Annual	07/17/2018	2,475	Ratify KPMG LLP as Auditors	Mgmt	Yes	For	For	For	No
Casey’s General Stores, Inc.	CASY	09/05/2018	USA	147528103	Annual	07/17/2018	2,475	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	Yes	For	For	For	No
Casey’s General Stores, Inc.	CASY	09/05/2018	USA	147528103	Annual	07/17/2018	2,475	Approve Omnibus Stock Plan	Mgmt	Yes	For	For	For	No
Casey’s General Stores, Inc.	CASY	09/05/2018	USA	147528103	Annual	07/17/2018	2,475	Adopt Majority Voting for Uncontested Election of Directors	Mgmt	Yes	For	For	For	No
Casey’s General Stores, Inc.	CASY	09/05/2018	USA	147528103	Annual	07/17/2018	2,475	Amendment to Articles of Incorporation to Provide that the Number of Directors be Determined by the Board from Time to Time	Mgmt	Yes	For	Against	Against	Yes
Allegiance Bancshares, Inc. (Texas)	ABTX	09/14/2018	USA	01748H107	Special	08/01/2018	1,470	Adopt Merger Agreement and Approve the Merger	Mgmt	Yes	For	For	For	No
Allegiance Bancshares, Inc. (Texas)	ABTX	09/14/2018	USA	01748H107	Special	08/01/2018	1,470	Issue Shares in Connection with Merger	Mgmt	Yes	For	For	For	No
Allegiance Bancshares, Inc. (Texas)	ABTX	09/14/2018	USA	01748H107	Special	08/01/2018	1,470	Increase Authorized Common Stock	Mgmt	Yes	For	For	For	No
Allegiance Bancshares, Inc. (Texas)	ABTX	09/14/2018	USA	01748H107	Special	08/01/2018	1,470	Adjourn Meeting	Mgmt	Yes	For	For	For	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	November 27, 2018

*	Print the name and title of each signing officer under his or her signature.